Preferred Shares - Summary of Issuances of Convertible and Redeemable Convertible Preferred Shares Outstanding (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
March 23, 2015 [Member] | Series Seed 1 preferred shares [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 0.1670
Number of shares | shares	7,281,000
March 23, 2015 [Member] | Series Seed 2 preferred shares [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 0.0560
Number of shares | shares	7,281,000
March 23, 2015 [Member] | Series Seed 3 preferred shares [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 0.2792
Number of shares | shares	1,456,200
March 23, 2015 [Member] | Series A preferred shares [Member]
Issuance date	Mar. 23, 2015
Original issuance price, per share | $ / shares	$ 1.0038
Number of shares | shares	6,375,657
August 19, 2015 [Member] | Series A preferred shares [Member]
Issuance date	Aug. 19, 2015
Original issuance price, per share | $ / shares	$ 1.0038
Number of shares | shares	1,743,375
August 21, 2015 [Member] | Series B preferred shares [Member]
Issuance date	Aug. 21, 2015
Original issuance price, per share | $ / shares	$ 3.6339
Number of shares | shares	9,218,756
November 20, 2015 [Member] | Series B preferred shares [Member]
Issuance date	Nov. 20, 2015
Original issuance price, per share | $ / shares	$ 3.6339
Number of shares | shares	1,651,121
February 23, 2016 [Member] | Series B preferred shares [Member]
Issuance date	Feb. 23, 2016
Original issuance price, per share | $ / shares	$ 3.6339
Number of shares | shares	302,414
December 27, 2016 [Member] | Series C preferred shares [Member]
Issuance date	Dec. 27, 2016
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	1,699,139
June 5, 2017 [Member] | Series C preferred shares [Member]
Issuance date	Jun. 05, 2017
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	517,691
September 20, 2017 [Member] | Series C preferred shares [Member]
Issuance date	Sep. 20, 2017
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	342,351
February 11, 2019 [Member] | Series C preferred shares [Member]
Issuance date	Feb. 11, 2019
Original issuance price, per share | $ / shares	$ 5.8853
Number of shares | shares	1,189,397